Tax Receivable Agreement - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2020	May 31, 2021	Feb. 28, 2021
Tax Receivable Agreement [Line Items]
Tax savings rate		24.10%	24.10%
Business combination tax receivable agreement retain tax benefit remaining of cash saving		15.00%	15.00%
Tax receivable agreement payable			$ 49,892
Imputed interest rate		7.00%	7.00%
Tax receivable agreement liability		$ 52,614	$ 50,114
Increase in additional interest expense			200
Estimate of early termination payment			$ 129,300
LIBOR
Tax Receivable Agreement [Line Items]
Basis points	5.75%	100.00%
Class B Common Stock
Tax Receivable Agreement [Line Items]
Tax savings rate			85.00%
Class A ordinary shares
Tax Receivable Agreement [Line Items]
Tax savings rate		85.00%